U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


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1.   Name and address of issuer:

     PaineWebber Managed Investments Trust
     1285 Avenue of the Americas
     New York, NY 10019

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2.   Name of each series or class of funds for which this notice is filed:

     PaineWebber High Income Fund
     -- Class A, B and C shares
     PaineWebber  Investment  Grade  Income  Fund
     --  Class  A, B and C  shares
     PaineWebber Low Duration U.S. Government Income Fund
     -- Class A, B, C and Y shares
     shares  PaineWebber  U.S.  Government  Income  Fund
     --  Class A, B, C and Y shares

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3.   Investment Company Act File Number:

          811-4040

     Securities Act File Number:

          2-91362

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4.   Last day of fiscal year for which this notice is filed:

     November 30, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      /-/
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6.   Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable
     (see Instruction A.6):




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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     220,210,291 shares representing $1,868,022,971

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

     93,529,058  shares representing $348,243,558

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     65,041,401 shares representing $285,351,592 (including shares issued in connection with dividend reinvestment plans)

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     55,652,209 shares representing $227,659,198

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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     9,389,192 shares representing $57,692,394

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal  year in  reliance on
           rule 24f-2 (from Item 10):                       $    227,659,198
                                                            --------------------

     (ii)  Aggregate  price of  shares  issued  in
           connection  with dividend  reinvestment
           plans (from Item 11, if applicable):             +     57,692,394
                                                            --------------------

     (iii) Aggregate  price of shares  redeemed or
           repurchased  during the fiscal year (if
           applicable):                                      -   285,351,592
                                                            --------------------

     (iv)  Aggregate  price of shares  redeemed or
           repurchased and previously applied as a
           reduction  to filing  fees  pursuant to
           rule 24e-2 (if applicable):                        +            0
                                                            --------------------


     (v)   Net aggregate  price of securities sold
           and issued  during  the fiscal  year in
           reliance on rule 24f-2 [line (i),  plus
           line (ii),  less line (iii),  plus line
           (iv)] (if applicable):                            $             0
                                                            --------------------

     (vi)  Multiplier  prescribed  by Section 6(b)
           of the  Securities Act of 1933 or other
           applicable   law  or  regulation   (see
           Instruction C.6):                                 x     1/33 of 1%
                                                            --------------------

     (vii) Fee due (line (1) or line (v)  multi-
           plied by line (vi)                                $             0
                                                            --------------------


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13.  Check  box if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         /-/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Paul H. Schubert
                         -------------------------------------
                                Paul H. Schubert
                         -------------------------------------
                         Vice President & Asst Treasurer
                         -------------------------------------

Date: January 28, 1997
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